Offerings	May 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2028
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99804
Maximum Aggregate Offering Price | $	$ 1,497,060,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 229,199.89
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $4,487,160,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.9983
Maximum Aggregate Offering Price | $	$ 998,300,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 152,839.73
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $4,487,160,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.9984
Maximum Aggregate Offering Price | $	$ 998,400,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 152,855.04
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $4,487,160,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.9934
Maximum Aggregate Offering Price | $	$ 993,400,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 152,089.54
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $4,487,160,000.